Loss Per Share (Details) - Schedule of Net Loss Per Share - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net loss attributable to shareholders of the Company	¥ (876,250,383)	¥ (742,645,232)	¥ (381,721,019)
Denominator:
Basic and diluted weighted average number of ordinary shares	154,188,667	128,096,505	121,582,945
Basic and diluted loss per ordinary share (in RMB)	¥ (5.68)	¥ (5.8)	¥ (3.14)